T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.7%
MARYLAND 94.0%
Annapolis, GO, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	1,000	1,064
Annapolis, St. John's College, Series A, 5.00%, 10/1/27	940	943
Annapolis, St. John's College, Series A, 5.00%, 10/1/32	1,085	1,088
Annapolis, St. John's College, Series A, 5.00%, 10/1/36	1,085	1,088
Anne Arundel County, Annapolis Area Christian School, Series
A, 5.50%, 7/1/23	650	676
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.50%, 7/1/33	2,555	2,754
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.75%, 7/1/43	4,970	5,363
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/22	3,600	3,785
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/23	3,605	3,790
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36	5,130	6,312
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39	1,125	1,346
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40	2,125	2,538
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41	1,450	1,703
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42	1,450	1,701
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43	4,125	4,905
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45	4,350	5,096
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46	5,375	6,368
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/37	1,805	2,168
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/38	2,125	2,547

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37	6,480	7,946
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47	12,615	15,203
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/44	4,175	5,232
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/48	27,800	34,665
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44	11,250	12,345
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35	1,445	1,695
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40	12,345	14,355
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43	2,105	2,550
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45	12,925	14,967
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46	2,140	2,673
Anne Arundel County, Consolidated Water & Sewer, Series
2018, GO , 5.00%, 10/1/37	2,110	2,587
Anne Arundel County, Consolidated Water & Sewer, Series
2018, GO , 5.00%, 10/1/47	5,000	6,026
Anne Arundel County, Consolidated Water & Sewer, Series
2019, GO , 5.00%, 10/1/47	1,780	2,222
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/39	3,105	3,659
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/40	3,105	3,653
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/41	3,105	3,646
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/42	3,105	3,642
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/45	9,315	10,912
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/40	3,610	4,311

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43	10,830	12,877
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/46	10,830	12,832
Anne Arundel County, Sewer Improvements, Series 2017, GO,
5.00%, 10/1/38	2,000	2,397
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34	7,655	8,992
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35	7,655	8,978
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 4.90%, 7/1/30	1,310	1,352
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 5.125%, 7/1/36	2,285	2,364
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages at Two Rivers Project, 5.25%, 7/1/44	4,150	4,291
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/20	200	204
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/21	455	483
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/22	310	340
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/23	240	271
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/24	470	530
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/25	580	653
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/32	4,285	4,781
Baltimore City, Center/West Development, Series A, 5.375%,
6/1/36	1,000	1,060
Baltimore City, Center/West Development, Series A, 5.50%,
6/1/43	1,450	1,541
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/27 (Prerefunded 10/15/21) (1)	1,905	2,043
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/28 (Prerefunded 10/15/21) (1)	1,805	1,935

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/30 (Prerefunded 10/15/21) (1)	1,015	1,088
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/31 (Prerefunded 10/15/21) (1)	1,965	2,107
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/21	510	539
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/22	1,040	1,137
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/23	350	394
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/25	590	678
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/26	375	428
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/28	1,215	1,374
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/29	890	1,005
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/30	515	580
Baltimore City, Consolidated Tax Increment Fin. , 5.00%,
6/15/33	415	463
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25	2,000	2,347
Baltimore City, Convention Center Hotel, 5.00%, 9/1/29	1,000	1,193
Baltimore City, Convention Center Hotel, 5.00%, 9/1/33	1,020	1,198
Baltimore City, Convention Center Hotel, 5.00%, 9/1/35	1,700	1,982
Baltimore City, Convention Center Hotel, 5.00%, 9/1/39	6,110	7,015
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42	9,575	10,928
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	10,025	11,394
Baltimore City, East Baltimore Research Park, Series A, 5.00%,
9/1/38	1,650	1,825
Baltimore City, Harbor Point Project, 3.50%, 6/1/39 (2)	650	654
Baltimore City, Harbor Point Project, 3.625%, 6/1/46 (2)	2,000	2,010
Baltimore City, Harbor Point Project, 4.75%, 6/1/31	2,025	2,148
Baltimore City, Harbor Point Project, 5.00%, 6/1/36	2,550	2,716
Baltimore City, Harbor Point Project, 5.125%, 6/1/43	4,550	4,864
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Harbor Point Project, Series B, 3.70%, 6/1/39 (2)	250	250
Baltimore City, Harbor Point Project, Series B, 3.875%, 6/1/46
(2)	370	371
Baltimore City, Parking System Facilities, Series A, 5.25%,
7/1/21 (3)	1,150	1,199
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/36	17,520	18,482
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/41	10,635	11,188
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/30	1,450	1,651
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43	4,570	5,143
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/29	1,330	1,516
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/30	2,895	3,297
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (4)(5)	405	473
Baltimore City, Water Project, Series A, 5.00%, 7/1/44	10,005	11,418
Baltimore City, Water Project, Series A, 5.65%, 7/1/20 (3)	300	308
Baltimore City, Water Project, Series B, 5.00%, 7/1/31	3,865	4,393
Baltimore City, Water Project, Series B, 5.00%, 7/1/38	1,190	1,344
Baltimore City, Water Project, Series B, 5.00%, 7/1/42	8,900	10,007
Baltimore City, Water Project, Series C, 5.00%, 7/1/27	525	601
Baltimore County, Consolidated Public Improvement, Series
2014, GO , 4.00%, 2/1/34	7,750	8,459
Baltimore County, Consolidated Public Improvement, Series
2019 Crossover, GO, 3.00%, 11/1/20	4,755	4,837
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/32	1,000	1,072
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/33	2,800	3,000
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41	4,255	4,850
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44	8,400	9,545
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46	14,500	16,948
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38	610	691

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39	4,415	4,987
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41	3,215	3,607
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42	9,595	10,742
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44	11,595	12,937
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48	5,365	5,955
Baltimore County, Metropolitan Dist. Bonds, GO, 4.50%, 8/1/29	3,165	3,230
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/22	500	537
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/23	450	499
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/24	630	717
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/25	1,000	1,168
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/27	1,000	1,192
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/28	1,200	1,423
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/29	1,000	1,181
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/30	1,000	1,175
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/37	7,345	8,487
Baltimore County, Public Improvement, GO, 5.00%, 2/1/32	10,000	10,723
Brunswick, 3.00%, 7/1/20	385	387
Brunswick, 3.00%, 7/1/24	875	886
Brunswick, 4.00%, 7/1/29	960	1,018
Brunswick, 5.00%, 7/1/36	1,550	1,731
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48	1,135	1,267
Frederick County, Series A, GO, 5.00%, 2/1/29	2,000	2,599
Frederick County, Series A, GO, 5.00%, 2/1/30	1,750	2,310
Frederick County, Series B, GO, 5.00%, 8/1/29	550	721
Frederick County, Series B, GO, 5.00%, 8/1/31	775	1,048
Frederick County, Public Facilities, Series A, GO, 5.00%, 8/1/30	2,220	2,825
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/30	4,590	4,685
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/40	3,965	4,040
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	1,090	1,234
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	10,140	11,436
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27	5,000	5,696
Howard County, Series A, GO, COP, 8.15%, 2/15/20	420	425
Howard County, Annapolis Junction Town Center Project,
5.80%, 2/15/34	725	750
Howard County, Annapolis Junction Town Center Project,
6.10%, 2/15/44	1,425	1,480
Howard County, Consolidated Public Improvement, Series 2011
B, GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	860	916
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/31 (Prerefunded 8/15/21) (1)	1,855	1,919
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/32 (Prerefunded 8/15/21) (1)	6,090	6,301
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/33 (Prerefunded 8/15/21) (1)	6,365	6,586
Howard County, Consolidated Public Improvement, Series B,
GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	1,725	1,808
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23	2,385	2,541
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	755	804
Howard County, Consolidated Public Improvement, Unrefunded
Balance, Series B, GO, 4.00%, 8/15/31	2,545	2,647
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2)	500	533
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (2)	1,000	1,056
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (2)	1,000	1,060
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2)	2,300	2,431
Howard County, Metropolitan Dist. , Series E, GO, 5.00%,
2/15/30	1,080	1,363
Howard County, Metropolitan Dist. , Series E, GO, 5.00%,
2/15/31	780	980
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Howard County, Metropolitan Dist. , Series E, GO, 5.00%,
2/15/32	1,240	1,553
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (6)	2,305	2,387
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46	5,350	5,675
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/20	290	294
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/21	305	318
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/36	1,000	1,040
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/43	2,295	2,380
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26	580	611
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29	500	610
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30	975	1,184
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31	725	876
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32	550	659
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37	3,285	3,862
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42	5,000	5,818
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46	10,000	11,601
Maryland, Series A, GO, 4.00%, 3/1/27 (Prerefunded 3/1/22)
(1)	17,425	18,546
Maryland, Series B, GO, 5.00%, 3/1/22	18,550	18,726
Maryland, Series C, GO, 5.00%, 8/1/20	22,440	23,018
Maryland, State & Local Facs. Loan, Series 2013-1A, GO,
4.00%, 3/1/26	4,000	4,141
Maryland CDA, Series A, 4.50%, 9/1/48	4,855	5,373
Maryland CDA, Series C, 3.50%, 3/1/50	4,000	4,312
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland CDA, Series C, 5.00%, 9/1/27	700	868
Maryland CDA, Series C, 5.00%, 9/1/28	555	699
Maryland CDA, Series C, 5.00%, 9/1/29	1,050	1,329
Maryland CDA, Series C, 5.00%, 3/1/30	740	934
Maryland CDA, Series J, VRDN, 1.17%, 9/1/40 (6)	1,000	1,000
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31	4,950	5,285
Maryland CDA, Residential, Series F, 5.00%, 7/1/48	1,385	1,480
Maryland DOT, 5.00%, 11/1/20	11,500	11,909
Maryland DOT, Maryland Aviation Administration, 5.00%,
5/1/20 (6)	1,315	1,335
Maryland DOT, Maryland Transit Administration, 5.00%,
10/15/23 (6)	1,035	1,068
Maryland Economic Dev. , Air Cargo Obligated Group, 4.00%,
7/1/39 (6)	2,925	3,221
Maryland Economic Dev. , Air Cargo Obligated Group, 4.00%,
7/1/44 (6)	3,700	4,026
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/20 (6)	445	454
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/21 (6)	340	358
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/23 (6)	600	669
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/24 (6)	325	372
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/25 (6)	510	597
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/26 (6)	690	822
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/28 (6)	310	380
Maryland Economic Dev. , Air Cargo Obligated Group, 5.00%,
7/1/29 (6)	225	280
Maryland Economic Dev. , Baltimore City Project, Series A,
5.00%, 6/1/58	2,500	2,778
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/20	555	561

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

(Amounts in 000s)
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/21	600	615
Maryland Economic Dev. , Morgan State Univ. Project, 4.00%,
7/1/22	1,190	1,236
Maryland Economic Dev. , Morgan State Univ. Project, 5.00%,
7/1/34	7,360	7,675
Maryland Economic Dev. , Public Healthcare Laboratory, 4.00%,
6/1/29	6,565	6,820
Maryland Economic Dev. , Public Healthcare Laboratory, 5.00%,
6/1/27	9,900	10,446
Maryland Economic Dev. , Public Healthcare Laboratory, 5.00%,
6/1/28	11,710	12,354
Maryland Economic Dev. , Purple Line Light Rail Project, Series
A, 5.00%, 3/31/24 (6)	17,370	18,462
Maryland Economic Dev. , Purple Line Light Rail Project, Series
B, 5.00%, 9/30/26 (6)	3,755	3,980
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 3/31/25 (6)	3,435	3,648
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 9/30/25 (6)	3,435	3,645
Maryland Economic Dev. , Purple Line Light Rail Project, Series
C, 5.00%, 3/31/26 (6)	3,435	3,643
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/26 (6)	500	586
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/26 (6)	100	118
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/27 (6)	450	529
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/28 (6)	2,090	2,448
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/29 (6)	3,445	4,024
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 9/30/29 (6)	1,000	1,166
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/36 (6)	4,870	5,564
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/41 (6)	7,540	8,516

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/46 (6)	11,650	13,055
Maryland Economic Dev. , Purple Line Light Rail Project, Series
D, 5.00%, 3/31/51 (6)	20,630	23,074
Maryland Economic Dev. , Salisbury Univ. Project, 4.00%,
6/1/21	385	395
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/22	325	347
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/30	800	853
Maryland Economic Dev. , Salisbury Univ. Project, 5.00%,
6/1/34	1,000	1,075
Maryland Economic Dev. , Terminal Project, Series 2019A,
5.00%, 6/1/44 (6)	4,400	5,245
Maryland Economic Dev. , Terminal Project, Series 2019A,
5.00%, 6/1/49 (6)	14,655	17,377
Maryland Economic Dev. , Towson Univ. Project, 4.00%, 7/1/22	600	633
Maryland Economic Dev. , Towson Univ. Project, 4.00%, 7/1/24	365	397
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/25	400	462
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/28	175	208
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/30	325	383
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/31	375	440
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/32	325	380
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/36	1,000	1,158
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/37	1,000	1,044
Maryland Economic Dev. , Towson Univ. Project, Series 2012,
5.00%, 7/1/27	1,125	1,216
Maryland Economic Dev. , Towson Univ. Project, Series 2012,
5.00%, 7/1/29	1,775	1,911
Maryland Economic Dev. , Towson Univ. Project, Series 2017,
5.00%, 7/1/27	185	221
Maryland Economic Dev. , Towson Univ. Project, Series 2017,
5.00%, 7/1/29	215	255
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/22	1,000	1,083
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/24	1,445	1,651
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/25	1,000	1,167
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/29	500	616
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/30	500	613
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/31	3,000	3,638
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/32	1,500	1,814
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.00%, 6/1/35	4,285	5,155
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.375%, 6/1/25 (Prerefunded 6/1/20) (1)	3,845	3,925
Maryland Economic Dev. , Transportation Fac. Project, Series A,
5.75%, 6/1/35 (Prerefunded 6/1/20) (1)	7,155	7,317
Maryland Economic Dev. , Transportation Fac. Project, Series B,
5.375%, 6/1/25 (Prerefunded 6/1/20) (1)	5,500	5,614
Maryland Economic Dev. , Transportation Fac. Project, Series B,
5.75%, 6/1/35 (Prerefunded 6/1/20) (1)	4,450	4,551
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/22 (7)	500	535
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (7)	480	525
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (7)	420	469
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (7)	470	533
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (7)	505	580
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (7)	800	972
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (7)	525	635
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (7)	560	674
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (7)	600	719

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (7)	705	843
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/21 (7)	300	312
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/22 (7)	1,350	1,441
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/23 (7)	2,000	2,185
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/24 (7)	1,700	1,894
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/25 (7)	2,000	2,265
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (7)	1,815	2,084
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (7)	1,850	2,244
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (7)	3,395	4,096
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (7)	3,100	3,726
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (7)	2,950	3,525
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (7)	2,735	3,264
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (7)	9,850	11,602
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (7)	2,750	3,202
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/21	660	678
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/23	820	866
Maryland Economic Dev. , Univ. of Maryland Project, 4.00%,
7/1/25	600	645
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/26	585	656
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/27	500	560

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/31	1,000	1,101
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/35	3,845	4,208
Maryland Economic Dev. , Univ. of Maryland Project, 5.00%,
7/1/39	1,550	1,687
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 4.00%, 7/1/23	910	953
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/20	785	799
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/21	825	863
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/22	870	934
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/27	1,600	1,708
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/33	2,490	2,636
Maryland Economic Dev. , Univ. Village at Sheppard Pratt
Student Housing, Series B, 5.125%, 6/1/20 (5)	115	117
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	1,540	1,841
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	13,035	15,212
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	2,200	2,387
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,725	2,980
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33	2,200	2,441
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34	3,700	3,862
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/39	1,990	2,121
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/21	800	846
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22	1,500	1,642
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23	850	930
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25	1,000	1,093
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26	1,345	1,470
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27	1,230	1,341
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29	845	1,026
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31	3,000	3,613
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32	1,500	1,800
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/39	5,595	6,295
Maryland HHEFA, Ascension Health, Series B, 5.00%, 11/15/51
(Prerefunded 11/15/21) (1)	12,695	13,627
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26	770	921
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29	1,000	1,182
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31	500	588
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32	1,000	1,174
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38	2,730	3,165
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43	2,500	2,861
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48	5,000	5,707
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38	500	547
Maryland HHEFA, Calvert Healthcare System, 5.25%, 7/1/33	8,870	9,853
Maryland HHEFA, Carnegie Institution of Washington, 4.50%,
7/1/40	14,480	14,698
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/20	1,710	1,748
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/24	2,010	2,196
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/25	605	660
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/27	830	902
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/37	12,685	13,624
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (1)	10,000	10,535
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (1)	10,595	11,161
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27	1,100	1,331
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36	2,835	3,335
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	14,690	16,976
Maryland HHEFA, City Neighbors, Series A, 6.75%, 7/1/44	2,850	3,107

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 3.125%,
1/1/24	200	208
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/20	1,260	1,262
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/22	1,300	1,355
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/23	905	959
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/29	1,515	1,614
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.125%,
1/1/30	945	1,009
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/25	875	996
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/26	915	1,050
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/27	1,920	2,199
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/28	2,070	2,361
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.25%,
1/1/37	15,230	17,213
Maryland HHEFA, Frederick Memorial Hospital, Series A,
4.25%, 7/1/32	13,125	13,681
Maryland HHEFA, Frederick Memorial Hospital, Series A,
5.00%, 7/1/20	500	510
Maryland HHEFA, Frederick Memorial Hospital, Series A,
5.00%, 7/1/21	280	296
Maryland HHEFA, Goucher College, Series A, 4.00%, 7/1/21	970	1,008
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27	1,280	1,389
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34	3,780	4,072
Maryland HHEFA, Greater Baltimore Medical Center, 5.50%,
7/1/31 (Prerefunde d 7/1/21) (1)	315	336
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2)	300	327
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2)	1,265	1,340

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2)	1,800	1,893
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2)	1,530	1,616
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (5)(8)	11,190	12,957
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/31	2,000	2,187
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/32	1,000	1,093
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33	1,365	1,490
Maryland HHEFA, Johns Hopkins Health System, 5.00%,
5/15/40 (Prerefunde d 5/15/20) (1)	37,350	38,002
Maryland HHEFA, Johns Hopkins Medical Institution, 5.375%,
7/1/20 (8)	1,120	1,123
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (8)	2,925	2,932
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (8)	550	550
Maryland HHEFA, Johns Hopkins Univ. , Series A, 5.00%, 7/1/41	8,000	8,710
Maryland HHEFA, Johns Hopkins Univ. , Series A, VRDN, 1.06%,
7/1/36	300	300
Maryland HHEFA, Johns Hopkins Univ. , Series B, 4.25%, 7/1/41	5,475	5,898
Maryland HHEFA, Johns Hopkins Univ. , Series B, 5.00%, 7/1/38	6,590	7,348
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/31	950	1,133
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/34	3,525	4,258
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/40	10,280	11,812
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/41
(Prerefunded 7/1/21) (1)	6,015	6,461
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%,
7/1/47	20,300	23,144
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/32	1,210	1,440
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/33	1,175	1,396
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/47	19,190	22,237
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/32	825	1,001
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/33	1,000	1,210
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/30	480	524
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/31	500	544
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/33	1,210	1,307
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/39	5,105	5,447
Maryland HHEFA, Loyola Univ. , 4.00%, 10/1/45	7,330	7,782
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/27	435	504
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/28	500	579
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/32	595	681
Maryland HHEFA, Loyola Univ. , 5.00%, 10/1/45	6,010	6,756
Maryland HHEFA, Loyola Univ. , Series A, 4.00%, 10/1/27	1,000	1,060
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/29	1,995	2,174
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/30	1,345	1,465
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/31	2,050	2,231
Maryland HHEFA, Loyola Univ. , Series A, 5.00%, 10/1/39	5,000	5,420
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/22	150	160
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/24	700	774
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42	2,435	2,623
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	860	907
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	1,025	1,116
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/24	250	287
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/26	225	270
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/27	850	1,017
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/30	725	854

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/31	680	800
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/32	250	293
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/33	300	351
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/35	275	321
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/42	2,000	2,301
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/47	11,630	12,394
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/23	500	546
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/29	350	380
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/34	1,005	1,080
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/23	250	280
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/25	100	118
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/28	650	773
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/36	650	757
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/25	260	306
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/28	300	357
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/29	315	373
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/34	655	765
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/36	575	669
Maryland HHEFA, Medlantic/Helix, Series A, 5.25%, 8/15/38 (7)	2,725	3,650
Maryland HHEFA, Medlantic/Helix, Series B, 5.25%, 8/15/38 (8)	14,775	19,615
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Medstar Health, 5.00%, 8/15/31	5,000	5,781
Maryland HHEFA, Medstar Health, 5.00%, 8/15/38	800	911
Maryland HHEFA, Medstar Health, 5.00%, 8/15/42	11,565	13,097
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	7,840	8,497
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/38	1,895	2,090
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/41	7,275	7,998
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/42	5,125	6,038
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	50,925	59,746
Maryland HHEFA, Medstar Health, Series B, 4.00%, 8/15/38	265	280
Maryland HHEFA, Medstar Health, Series B, 5.00%, 8/15/38	9,545	10,573
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	1,615	1,753
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25	2,795	3,031
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26	1,910	2,068
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27	1,400	1,514
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31	5,000	5,372
Maryland HHEFA, Mercy Medical Center, 6.00%, 7/1/25	1,450	1,551
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	1,230	1,436
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,000	1,165
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,200	1,394
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,731
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38	6,345	7,287
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	1,001
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	1,030	1,206
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34	1,000	1,154
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40	24,410	27,909
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	10,500	11,908
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
1.10%, 4/1/35	900	900

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/32	4,965	5,733
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33	5,305	6,109
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34	2,765	3,176
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35	2,085	2,393
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43	21,445	23,021
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
VRDN, 1.05%, 7/1/34	2,200	2,200
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (3)(5)	1,150	1,282
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.85%, 7/1/41	7,890	7,890
Maryland HHEFA, Univ. of Maryland Medical System, Series F,
4.75%, 7/1/23	1,000	1,002
Maryland HHEFA, Univ. of Maryland Medical System, Series F,
5.25%, 7/1/21	2,925	2,934
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/20	250	250
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/29	2,275	2,276
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/34	640	640
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/34	17,505	19,690
Maryland IDA, Bon Secours Health, 5.929%, 8/26/22 (7)	4,400	4,741
Maryland IDA, McDonogh School, 4.00%, 9/1/43	1,000	1,101
Maryland IDA, McDonogh School, 4.00%, 9/1/48	1,600	1,744
Maryland IDA, McDonogh School, Series A, 4.50%, 9/1/35	3,885	4,095
Maryland IDA, McDonogh School, Series A, 4.75%, 9/1/40	6,105	6,447
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/36	2,015	2,382
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/46	48,750	56,577
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Stadium Auth. , Baseball Stadium, Series B, 5.00%,
12/15/19 (6)	1,000	1,001
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/35	6,000	7,353
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/37	5,250	6,393
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/38	12,015	14,574
Maryland Stadium Auth. , Construction & Revitalization, Series A,
5.00%, 5/1/36	2,205	2,695
Maryland Stadium Auth. , Construction & Revitalization, Series A,
5.00%, 5/1/47	19,250	22,997
Maryland Transportation Auth. , 4.00%, 7/1/26	2,340	2,503
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/33 (6)	3,250	3,730
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/37 (6)	7,530	8,527
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/38 (6)	7,830	8,836
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 4.00%, 6/1/39 (6)	8,145	9,161
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/23	4,070	4,421
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/23 (6)	2,440	2,660
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/24 (6)	2,560	2,788
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/25	4,500	4,879
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/25 (6)	2,690	2,926
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/26 (6)	2,820	3,063
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 3/1/27	8,470	9,168
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/27 (6)	2,965	3,216

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/28 (6)	3,110	3,369
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/30 (6)	4,615	5,818
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/31 (6)	5,895	7,395
Maryland Transportation Auth. , Baltimore/Washington
International Airport, 5.00%, 6/1/32 (6)	740	925
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/24	4,285	4,650
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/26	8,055	8,727
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/24 (6)	9,920	10,708
Maryland Transportation Auth. , Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/26 (6)	7,615	8,206
Montgomery County, Consolidated Public Improvement, Series
A, GO, 4.00%, 11/1/31	10,000	11,117
Montgomery County, Consolidated Public Improvement, Series
E, GO, VRDN, 0.85%, 11/1/37	10,350	10,350
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	3,500	3,758
Montgomery County, Trinity Healthcare Credit Group, 5.00%,
12/1/40	14,620	15,601
Montgomery County, Trinity Healthcare Credit Group, 5.00%,
12/1/44	22,250	25,428
Montgomery County, Trinity Healthcare Credit Group, Series
2016, 5.00%, 12/1/45	16,935	19,686
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/21	240	250
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/22	860	918
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/24	930	1,036
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/26	505	559
Montgomery County, West Germantown Dev. Dist. , 4.00%,
7/1/27	1,000	1,102

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46	8,180	8,562
Montgomery County Housing Opportunities Commission,
Series A, 4.70%, 7/1/37 (6)	3,000	3,006
Montgomery County Housing Opportunities Commission,
Series A, 5.65%, 11/1/33	7,345	7,364
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/21	650	688
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/23	600	656
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/24	630	689
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/26	1,355	1,475
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/27	750	815
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/28	575	625
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/30	645	700
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/31	455	493
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/32	450	487
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/20	11,475	11,748
Prince George's County, National Harbor Project, 5.20%, 7/1/34	5,238	5,259
Prince George's County, Westphalia Town Center Project,
5.00%, 7/1/30 (2)	600	681
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2)	1,350	1,497
Prince George's County, Westphalia Town Center Project,
5.25%, 7/1/48 (2)	4,500	4,987
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/24	1,785	2,031
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/26	1,000	1,155
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/30	790	898
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/32	525	592
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/37	3,990	4,440
Rockville City, Ingelside at King Farm, Series A2, 2.25%,
11/1/22	610	617
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/23	750	836
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/25	500	578
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/26	500	577
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/28	1,375	1,576
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/30	750	852
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/35	1,000	1,119
Rockville City, Ingleside at King Farm, Series B, 4.25%, 11/1/37	1,000	1,064
Rockville City, Ingelside at King Farm, Series B, 4.50%, 11/1/43	1,675	1,789
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/42	1,750	1,930
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/47	6,895	7,582
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/33	9,040	10,098
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34	7,390	8,237
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/26 (Prerefunded 4/1/21) (1)	5,085	5,347
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/27 (Prerefunded 4/1/21) (1)	7,070	7,434
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/28 (Prerefunded 4/1/21) (1)	5,000	5,258
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 4.00%, 6/1/36	10,000	11,433
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 4.00%, 6/1/40	4,155	4,500
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 4.00%, 6/1/41	5,000	5,405
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 4.00%, 6/1/42	4,980	5,377
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 4.00%, 6/1/43	4,020	4,329
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 4.00%, 6/1/44	4,100	4,411
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/37	10,360	11,269
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/39	11,105	12,042
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/41	2,000	2,162
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/44	7,000	7,532
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, GO, 5.00%, 6/1/35	2,225	2,667
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series, GO, 5.00%, 6/1/38	12,585	14,981
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series 2014, GO, 4.00%, 6/1/42	2,000	2,160
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series 2014, GO, 4.00%, 6/1/43	4,450	4,792
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series 2016, GO, 4.00%, 6/1/42	6,545	7,221
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, 2nd Series 2016, GO, 4.00%, 6/1/43	10,000	10,992
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, Series 2018, GO, 4.00%, 6/1/41	14,845	16,684
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, Series 2018, GO, 4.00%, 6/1/42	12,265	13,756
Westminster, Carroll Lutheran Village, 5.00%, 7/1/20	640	652
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,040	3,271
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40	3,000	3,208
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	6,570	7,168
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24	895	979
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34	2,600	2,905
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39	1,750	1,948
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44	1,430	1,592
		2,379,025
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

DISTRICT OF COLUMBIA 2.5%
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/37	1,500	1,813
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/43	6,650	7,940
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/30	5,525	6,834
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/31	7,800	9,615
Washington Metropolitan Area Transit Auth. , Series A-1, 5.00%,
7/1/32	1,750	2,149
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/32	2,975	3,653
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/33	3,250	3,977
Washington Metropolitan Area Transit Auth. , Series A-2, 5.00%,
7/1/34	2,275	2,775
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/36	6,800	8,244
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	14,330	17,137
		64,137

PUERTO RICO 1.5%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	1,645	1,709
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	2,530	2,634
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	3,455	3,606
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	3,000	3,038
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	1,515	1,612
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (9)(10)	4,690	3,670
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (9)(10)	55	42
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (9)(10)	650	497
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/30 (9)(10)	1,925	1,473
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10)	85	65
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10)	2,335	1,786
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10)	210	161
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (9)(10)	270	207
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (9)(10)	1,045	799
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (9)(10)	340	260
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (9)(10)	415	317
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (9)(10)	55	42
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (9)(10)	170	130
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (9)(10)	780	597
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (9)(10)	45	34
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (9)(10)	260	199
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (9)(10)	225	168
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (9)(10)	95	73
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (9)(10)	255	195
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (9)(10)	195	151
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10)	65	47
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	110	82
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (9)(10)	1,110	827

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	90	69
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	830	615
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	240	184
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	95	73
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	2,135	1,633
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	4,620	4,843
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	5,695	3,892
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	4,750	3,011
		38,741
LOUISIANA 0.3%
St. Charles Parish, VRDN, 0.94%, 11/1/21 (6)	6,900	6,900
St. Charles Parish, VRDN, 0.95%, 9/1/23 (6)	300	300
		7,200
FLORIDA 0.1%
St. Lucie County, Florida Power & Light, VRDN, 1.08%, 5/1/24
(6)	1,800	1,800
		1,800
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	1,500	1,503
		1,503

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
OHIO 0.1%
Allen County, Hospital Fac. , Catholic Healthcare, Series C,
VRDN, 0.98%, 6/1/34	1,500	1,500
		1,500

ILLINOIS 0.1%
Illinois Fin. Auth. , Northwestern Memorial Hospital, Series A-1,
VRDN, 0.87%, 8/15/42	200	200
Illinois Fin. Auth. , Northwestern Memorial Hospital, Series A-3,
VRDN, 0.87%, 8/15/42	1,060	1,060
		1,260

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission, Moses Cone Health
system, Series B, VRDN, 0.95%, 10/1/35	1,100	1,100
		1,100

DELAWARE 0.0%
Delaware HFA, Series A, VRDN, 0.90%, 10/1/38	920	920
		920

NEW YORK 0.0%
New York Mortgage Agency, Series 139, VRDN, 0.95%, 10/1/37
(6)	600	600
		600

Total Investments in Securities 98.7%
(Cost $2,379,998)		$2,497,786
Other Assets Less Liabilities 1.3%		32,265
Net Assets 100.0%		$2,530,051

‡ Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

(Amounts in 000s)

(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $20,706 and represents 0.8% of net assets.
(3)	Insured by National Public Finance Guarantee Corporation
(4)	Insured by Financial Guaranty Insurance Company
(5)	Escrowed to maturity
(6)	Interest subject to alternative minimum tax
(7)	Insured by Assured Guaranty Municipal Corporation
(8)	Insured by AMBAC Assurance Corporation
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 278 U. S. Treasury Notes ten year contracts	3/20	(35,962)	$139
Net payments (receipts) of variation margin to date			(104)

Variation margin receivable (payable) on open futures contracts			$35

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 2,497,786	$ —	$ 2,497,786
Futures Contracts	35	—	—	35
	$35	$ 2,497,786	$ —	$ 2,497,821

[1] Includes Municipal Securities.